Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.2%
Consumer Discretionary – 21.6%
Auto Components – 0.2%
Balkrishna Industries Ltd.	85,148	$2,339,029

Automobiles – 5.3%
Dongfeng Motor Group Co., Ltd. - Class H	2,200,000	1,674,853
Great Wall Motor Co., Ltd. - Class H	6,775,000	14,032,388
Guangzhou Automobile Group Co., Ltd. - Class H	8,972,000	8,704,098
Kia Corp.	325,029	19,399,516
Maruti Suzuki India Ltd.	51,102	5,486,948
NIO, Inc. - Class A(a)	536,160	11,686,851
SAIC Motor Corp. Ltd.	556,944	1,485,006

		62,469,660

Hotels, Restaurants & Leisure – 5.4%
Despegar.com Corp.(a)	1,436,018	11,631,746
Galaxy Entertainment Group Ltd.	1,675,000	10,034,205
MakeMyTrip Ltd.(a)	616,400	15,829,152
OPAP SA	1,401,298	20,155,459
Tongcheng Travel Holdings Ltd.(a)	3,134,400	6,776,973

		64,427,535

Household Durables – 0.6%
Midea Group Co., Ltd. - Class A	799,200	7,233,605

Internet & Direct Marketing Retail – 5.1%
Alibaba Group Holding Ltd.(a)	948,580	13,531,856
JD.com, Inc. - Class A	735,463	23,698,833
Meituan Dianping - Class B(a) (b)	786,900	19,636,526
MercadoLibre, Inc.(a)	5,730	3,649,265
momo.com, Inc.	22,080	475,028

		60,991,508

Leisure Products – 0.6%
Merida Industry Co., Ltd.	760,000	6,529,838

Multiline Retail – 0.4%
Lojas Renner SA	354,317	1,531,428
Matahari Department Store Tbk PT	3,932,500	1,316,842
Trent Ltd.	142,308	1,964,838

		4,813,108

Specialty Retail – 2.3%
Ace Hardware Indonesia Tbk PT	20,099,800	1,038,889
China Meidong Auto Holdings Ltd.	367,280	1,167,103
China Tourism Group Duty Free Corp. Ltd. - Class A	321,200	11,197,901
JUMBO SA	108,130	1,574,252
Pet Center Comercio e Participacoes SA	519,780	986,236
Vibra Energia SA	530,600	1,694,165
Wilcon Depot, Inc.	3,978,100	1,721,902
Zhongsheng Group Holdings Ltd.	1,162,500	8,213,715

		27,594,163

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.7%
ANTA Sports Products Ltd.	420,200	$5,171,142
F&F Co., Ltd./New	10,250	1,065,237
Li Ning Co., Ltd.	753,000	7,011,251
Samsonite International SA(a) (b)	3,572,100	7,103,392

		20,351,022

		256,749,468

Financials – 21.2%
Banks – 14.9%
Agricultural Bank of China Ltd. - Class H	6,570,000	2,483,825
Al Rajhi Bank	397,184	8,750,528
AU Small Finance Bank Ltd.(a) (b)	310,526	2,334,032
Bandhan Bank Ltd.(b)	476,748	1,596,875
Bank BTPN Syariah Tbk PT	11,042,700	2,092,525
Bank for Foreign Trade of Vietnam JSC	1,798,601	5,784,529
Bank Mandiri Persero Tbk PT	37,347,500	19,944,143
Bank Negara Indonesia Persero Tbk PT	10,032,700	5,299,666
Bank of the Philippine Islands	3,632,250	5,602,211
Bank Polska Kasa Opieki SA	419,263	7,675,073
Bank Rakyat Indonesia Persero Tbk PT	9,531,000	2,661,680
China Construction Bank Corp. - Class H	8,608,000	5,803,956
Emirates NBD Bank PJSC	1,494,603	5,383,286
Grupo Financiero Banorte SAB de CV - Class O	1,680,820	9,394,772
Hana Financial Group, Inc.	620,090	18,846,844
HDFC Bank Ltd.	1,052,640	17,977,284
Industrial Bank Co., Ltd. - Class A	2,152,293	6,414,728
KB Financial Group, Inc.	580,766	21,687,731
Metropolitan Bank & Trust Co.	7,834,830	6,815,594
Military Commercial Joint Stock Bank(a)	2,606,180	2,715,119
Ping An Bank Co., Ltd. - Class A	3,543,160	7,951,451
Regional SAB de CV	496,306	2,356,710
Sberbank of Russia PJSC(a) (c) (d)	951,472	0
State Bank of India	1,254,023	7,432,239

		177,004,801

Capital Markets – 0.9%
B3 SA - Brasil Bolsa Balcao	2,347,400	4,915,974
Banco BTG Pactual SA	1,446,800	6,167,654

		11,083,628

Consumer Finance – 0.7%
Muangthai Capital PCL	4,954,000	5,990,199
Transaction Capital Ltd.	760,620	1,716,319

		7,706,518

Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	17,351,000	1,114,396

Insurance – 3.1%
AIA Group Ltd.	1,991,800	21,763,530
BB Seguridade Participacoes SA	102,200	506,953
Max Financial Services Ltd.(a)	805,889	7,970,710
Ping An Insurance Group Co. of China Ltd. - Class H	773,000	5,320,747
TQM Corp. PCL	906,600	1,269,317

		36,831,257

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 1.5%
Housing Development Finance Corp. Ltd.	660,153	$18,123,330

		251,863,930

Information Technology – 16.7%
Electronic Equipment, Instruments & Components – 3.0%
BOE Technology Group Co., Ltd. - Class A	8,515,600	5,016,691
Lotes Co., Ltd.	68,000	1,529,987
Samsung SDI Co., Ltd.	36,190	14,924,207
Sinbon Electronics Co., Ltd.	1,684,000	14,426,615

		35,897,500

IT Services – 1.6%
FPT Corp.	318,780	1,182,509
GDS Holdings Ltd.(a)	2,685,340	11,292,365
Larsen & Toubro Infotech Ltd.(b)	55,145	2,786,120
Locaweb Servicos de Internet SA(a) (b)	791,100	849,532
My EG Services Bhd	9,887,900	1,976,662
NHN KCP Corp.(a)	51,858	500,739

		18,587,927

Semiconductors & Semiconductor Equipment – 11.5%
ASPEED Technology, Inc.	125,400	8,049,091
Broadcom, Inc.	13,470	6,543,861
eMemory Technology, Inc.	22,000	771,766
King Yuan Electronics Co., Ltd.	6,952,000	9,367,967
Koh Young Technology, Inc.	134,110	1,464,839
LEENO Industrial, Inc.	16,000	1,605,052
MediaTek, Inc.	501,000	10,997,542
Nanya Technology Corp.	3,249,000	5,407,197
Novatek Microelectronics Corp.	609,000	6,196,051
Parade Technologies Ltd.	30,000	1,167,919
Realtek Semiconductor Corp.	121,000	1,479,892
Silergy Corp.	10,000	808,593
SK Hynix, Inc.	171,411	12,104,030
Taiwan Semiconductor Manufacturing Co., Ltd.	3,194,706	51,199,459
United Microelectronics Corp.	13,594,000	18,170,884
WONIK IPS Co., Ltd.	44,990	1,038,515

		136,372,658

Software – 0.2%
TOTVS SA	408,800	1,816,906
Weimob, Inc.(a) (b)	867,140	597,977

		2,414,883

Technology Hardware, Storage & Peripherals – 0.4%
Samsung Electronics Co., Ltd.	105,890	4,670,527

		197,943,495

Industrials – 6.7%
Building Products – 0.2%
Astral Ltd.	91,223	1,913,957
Kajaria Ceramics Ltd.	83,263	1,000,834

		2,914,791

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.7%
Sunny Friend Environmental Technology Co., Ltd.	1,254,000	$8,322,597

Construction & Engineering – 1.1%
Sinopec Engineering Group Co., Ltd.	24,801,000	11,380,927
Voltas Ltd.	162,463	2,005,108

		13,386,035

Electrical Equipment – 2.3%
Bizlink Holding, Inc.	199,000	2,068,539
Contemporary Amperex Technology Co., Ltd. - Class A	193,400	15,493,731
Ecopro BM Co., Ltd.	86,500	7,622,684
Voltronic Power Technology Corp.	51,158	2,481,699

		27,666,653

Industrial Conglomerates – 0.6%
Ayala Corp.	159,650	1,744,007
Bidvest Group Ltd. (The)	377,220	4,859,718

		6,603,725

Machinery – 0.3%
Airtac International Group	77,000	2,570,093
Escorts Ltd.	20,473	374,561

		2,944,654

Professional Services – 0.3%
Centre Testing International Group Co., Ltd. - Class A	544,656	1,892,275
NICE Information Service Co., Ltd.	51,410	572,030
Sporton International, Inc.	134,415	791,722

		3,256,027

Road & Rail – 0.2%
Globaltrans Investment PLC (Sponsored GDR)(b) (c) (d)	658,169	0
Rumo SA	643,400	1,963,351

		1,963,351

Trading Companies & Distributors – 0.4%
Barloworld Ltd.	665,550	3,671,648
IndiaMart InterMesh Ltd.(b)	22,466	1,090,209

		4,761,857

Transportation Infrastructure – 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV	946,528	6,046,445
Grupo Aeroportuario del Pacifico SAB de CV - Class B	97,010	1,356,196

		7,402,641

		79,222,331

Real Estate – 6.6%
Real Estate Management & Development – 6.6%
A-Living Smart City Services Co., Ltd. - Class H(b)	4,321,500	6,956,852
Ayala Land, Inc.	10,141,100	4,713,755

Company	Shares	U.S. $ Value

China Overseas Land & Investment Ltd.	2,417,500	$7,689,978
China Resources Land Ltd.	2,142,000	10,044,449
CIFI Ever Sunshine Services Group Ltd.(b)	1,498,000	1,920,314
CIFI Holdings Group Co., Ltd.	10,548,720	5,317,385
Country Garden Services Holdings Co., Ltd.	1,869,000	8,387,827
Emaar Properties PJSC	8,668,817	12,305,781
Longfor Group Holdings Ltd.(b)	2,333,500	11,098,460
Megaworld Corp.	52,878,000	2,080,150
Midea Real Estate Holding Ltd.(b)	1,475,400	2,390,939
Times China Holdings Ltd.	5,092,000	1,695,406
Vincom Retail JSC(a)	1,326,300	1,629,936
Vinhomes JSC(b)	802,500	2,144,782

		78,376,014

Utilities – 6.3%
Electric Utilities – 2.5%
Centrais Eletricas Brasileiras SA	417,249	3,683,403
Equatorial Energia SA	3,709,800	16,190,435
Power Grid Corp. of India Ltd.	3,692,849	9,912,658

		29,786,496

Gas Utilities – 1.4%
GAIL India Ltd.	2,022,078	3,462,852
Indraprastha Gas Ltd.	817,029	3,701,607
Kunlun Energy Co., Ltd.	11,296,000	9,263,270

		16,427,729

Independent Power and Renewable Electricity Producers – 2.4%
AC Energy Corp.	478,950	70,084
China Datang Corp. Renewable Power Co., Ltd.	28,897,000	9,823,013
China Longyuan Power Group Corp. Ltd.	9,566,000	18,538,580

		28,431,677

		74,645,902

Materials – 5.5%
Chemicals – 1.7%
Atul Ltd.	20,576	2,089,504
Chunbo Co., Ltd.	8,230	1,325,177
Hansol Chemical Co., Ltd.	9,080	1,435,658
PI Advanced Materials Co., Ltd.	27,930	687,525
PI Industries Ltd.	58,985	1,904,501
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	120,140	10,035,294
SRF Ltd.	105,225	3,007,824

		20,485,483

Construction Materials – 0.4%
GCC SAB de CV	807,122	5,000,588

Metals & Mining – 3.4%
First Quantum Minerals Ltd.	509,063	9,657,643
Freeport-McMoRan, Inc.	242,150	7,085,309
Hindalco Industries Ltd.	834,329	3,587,864
Hoa Phat Group JSC	1,329,042	1,273,800
Ivanhoe Mines Ltd.(a)	1,359,623	7,826,916
KGHM Polska Miedz SA	184,378	4,926,184
POSCO	33,427	5,961,275

		40,318,991

		65,805,062

Company	Shares	U.S. $ Value

Communication Services – 4.9%
Entertainment – 0.7%
International Games System Co., Ltd.	193,000	$4,856,160
NCSoft Corp.	10,430	2,815,388

		7,671,548

Interactive Media & Services – 4.1%
NAVER Corp.	32,560	6,073,306
Tencent Holdings Ltd.	949,700	42,988,293

		49,061,599

Media – 0.1%
Media Nusantara Citra Tbk PT	21,674,000	1,362,196

		58,095,343

Consumer Staples – 2.2%
Food & Staples Retailing – 1.6%
Atacadao SA	2,117,500	6,744,829
BGF retail Co., Ltd.	12,600	1,838,795
Dino Polska SA(a) (b)	146,160	10,425,120
X5 Retail Group NV (GDR)(b) (c) (d)	226,094	0

		19,008,744

Food Products – 0.6%
Industrias Bachoco SAB de CV	579,732	2,076,536
Minerva SA/Brazil	1,875,800	4,756,301

		6,832,837

		25,841,581

Health Care – 1.8%
Health Care Providers & Services – 0.8%
Dr Lal PathLabs Ltd.(b)	52,957	1,472,279
Universal Vision Biotechnology Co., Ltd.	811,000	7,782,230

		9,254,509

Pharmaceuticals – 1.0%
Genomma Lab Internacional SAB de CV - Class B	12,379,057	12,410,144

		21,664,653

Energy – 1.7%
Energy Equipment & Services – 0.8%
China Oilfield Services Ltd. - Class H	9,868,000	9,635,686

Oil, Gas & Consumable Fuels – 0.9%
Gazprom PJSC (Sponsored ADR)(c) (d)	436,750	0
LUKOIL PJSC (Sponsored ADR)(c) (d)	80,321	0
Parex Resources, Inc.	313,123	5,303,047

Company	Shares	U.S. $ Value

PetroChina Co., Ltd. - Class H	11,548,000	$5,416,082

		10,719,129

		20,354,815

Total Common Stocks (cost $1,227,091,329)		1,130,562,594

EQUITY LINKED NOTES – 2.6%
Information Technology – 1.6%
IT Services – 0.0%
FPT Corp. Macquarie Bank Ltd., expiring 03/31/2023(a)	5,106,255	18,919,369

Real Estate – 0.5%
Real Estate Management & Development – 0.0%
Vincom Retail JSC Macquarie Bank Ltd., expiring 03/31/2023(a)	5,053,410	6,201,368

Consumer Discretionary – 0.5%
Specialty Retail – 0.0%
Mobile World Investment Corp. Macquarie Bank Ltd., expiring 03/31/2023(a)	1,653,758	5,082,471

Total Equity Linked Notes (cost $15,094,958)		30,203,208

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(e) (f) (g) (cost $17,856,879)	17,856,879	17,856,879

Total Investments – 99.3% (cost $1,260,043,166)(h)		1,178,622,681
Other assets less liabilities – 0.7%		8,875,849

Net Assets – 100.0%		$1,187,498,530

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	757,484	USD	9,738	07/07/2022	$147,744
Bank of America, NA	CLP	2,450,319	USD	2,940	07/15/2022	275,310
Bank of America, NA	HKD	299,029	USD	38,171	07/22/2022	42,681
Bank of America, NA	TWD	104,423	USD	3,535	07/27/2022	18,287
Bank of America, NA	USD	2,698	PHP	147,545	07/28/2022	(18,498)
Barclays Bank PLC	BRL	12,199	USD	2,370	07/05/2022	38,940
Barclays Bank PLC	BRL	21,879	USD	4,156	07/05/2022	(25,052)
Barclays Bank PLC	USD	6,506	BRL	34,078	07/05/2022	5,656
Barclays Bank PLC	INR	230,937	USD	2,952	07/07/2022	28,134
Barclays Bank PLC	USD	28,273	INR	2,164,495	07/07/2022	(869,317)
Barclays Bank PLC	IDR	162,704,349	USD	11,301	07/28/2022	424,795
Barclays Bank PLC	PHP	142,641	USD	2,700	07/28/2022	109,996
Barclays Bank PLC	USD	2,514	PHP	133,202	07/28/2022	(95,579)
Barclays Bank PLC	USD	4,122	BRL	21,879	08/02/2022	22,505

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	MYR	5,360	USD	1,211	12/15/2022	$(2,599)
Barclays Bank PLC	USD	15,625	MYR	69,005	12/15/2022	(788)
BNP Paribas SA	BRL	10,167	USD	2,023	07/05/2022	80,532
BNP Paribas SA	BRL	16,094	USD	3,073	07/05/2022	(2,671)
BNP Paribas SA	USD	1,941	BRL	10,167	07/05/2022	1,688
BNP Paribas SA	USD	3,324	BRL	16,094	07/05/2022	(248,821)
BNP Paribas SA	INR	160,988	USD	2,069	07/07/2022	30,491
BNP Paribas SA	MXN	74,027	USD	3,658	07/20/2022	(12,809)
BNP Paribas SA	USD	1,970	MXN	39,542	07/20/2022	(8,776)
BNP Paribas SA	CNH	20,613	USD	3,086	07/21/2022	6,116
BNP Paribas SA	USD	3,936	TWD	114,628	07/27/2022	(76,306)
BNP Paribas SA	IDR	46,737,940	USD	3,190	07/28/2022	65,534
BNP Paribas SA	USD	2,395	IDR	35,301,556	07/28/2022	(34,947)
Citibank, NA	USD	7,797	INR	597,833	07/07/2022	(228,514)
Citibank, NA	USD	29,189	ZAR	466,034	08/18/2022	(672,296)
Deutsche Bank AG	MXN	97,126	USD	4,882	07/20/2022	64,765
Deutsche Bank AG	USD	2,840	CNH	19,035	07/21/2022	3,967
Deutsche Bank AG	EUR	17,185	USD	18,163	07/28/2022	126,635
Deutsche Bank AG	PHP	937,244	USD	17,701	07/28/2022	683,377
Goldman Sachs Bank USA	BRL	6,241	USD	1,292	07/05/2022	99,702
Goldman Sachs Bank USA	USD	1,191	BRL	6,241	07/05/2022	1,036
HSBC Bank USA	USD	2,171	PLN	9,727	07/07/2022	(1,445)
HSBC Bank USA	CNH	25,207	USD	3,739	07/21/2022	(26,923)
HSBC Bank USA	USD	2,350	CNH	15,921	07/21/2022	28,370
HSBC Bank USA	USD	7,274	CNH	48,554	07/21/2022	(20,676)
JPMorgan Chase Bank, NA	INR	259,440	USD	3,323	07/07/2022	38,785
JPMorgan Chase Bank, NA	USD	4,762	INR	366,184	07/07/2022	(126,056)
JPMorgan Chase Bank, NA	USD	10,459	CNH	70,149	07/21/2022	20,968
JPMorgan Chase Bank, NA	TWD	10,205	USD	344	07/27/2022	500
Morgan Stanley Capital Services, Inc.	BRL	34,392	USD	6,566	07/05/2022	(5,708)
Morgan Stanley Capital Services, Inc.	USD	7,011	BRL	34,392	07/05/2022	(439,904)
Morgan Stanley Capital Services, Inc.	PLN	57,692	USD	12,866	07/07/2022	(4,022)
Morgan Stanley Capital Services, Inc.	MXN	40,366	USD	2,044	07/20/2022	42,253
Morgan Stanley Capital Services, Inc.	CNH	31,139	USD	4,646	07/21/2022	(6,174)
Morgan Stanley Capital Services, Inc.	USD	26,807	CNH	182,394	07/21/2022	441,247
Morgan Stanley Capital Services, Inc.	USD	6,452	KRW	8,339,990	07/27/2022	21,020
State Street Bank & Trust Co.	CNH	25,836	USD	3,835	07/21/2022	(24,695)
State Street Bank & Trust Co.	USD	3,593	HKD	28,173	07/22/2022	(719)
State Street Bank & Trust Co.	USD	13,785	THB	481,377	08/10/2022	(149,894)
UBS AG	HKD	22,379	USD	2,855	07/22/2022	2,019

						$(230,136)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $72,403,409 or 6.1% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,279,199 and gross unrealized depreciation of investments was $(189,929,820), resulting in net unrealized depreciation of $(81,650,621).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

31.3%	China
13.8%	Taiwan
10.7%	South Korea
10.1%	India
4.4%	Brazil
3.8%	Vietnam
3.3%	Mexico
2.9%	Indonesia
2.0%	Philippines
2.0%	Poland
1.8%	Hong Kong
1.8%	Greece
1.8%	United States
8.8%	Other
1.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of June 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Argentina, Canada, Chile, Macau, Malaysia, Russia, Saudi Arabia, South Africa, Thailand, United Arab Emirates and Zambia.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$38,082,783	$218,666,685		$—		$256,749,468
Financials	25,058,382	226,805,548		0	(a)	251,863,930
Information Technology	9,210,299	188,733,196		—		197,943,495
Industrials	17,897,358	61,324,973		0	(a)	79,222,331
Real Estate	—	78,376,014		—		78,376,014
Utilities	19,873,838	54,772,064		—		74,645,902
Materials	39,605,750	26,199,312		—		65,805,062
Communication Services	—	58,095,343		—		58,095,343
Consumer Staples	13,577,666	12,263,915		0	(a)	25,841,581
Health Care	12,410,144	9,254,509		—		21,664,653
Energy	5,303,047	15,051,768		0	(a)	20,354,815
Equity Linked Notes	—	30,203,208		—		30,203,208
Short-Term Investments	17,856,879	—		—		17,856,879

Total Investments in Securities	198,876,146	979,746,535	(b)	0	(a)	1,178,622,681
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	2,873,053		—		2,873,053
Liabilities:
Forward Currency Exchange Contracts	—	(3,103,189)		—		(3,103,189)

Total	$198,876,146	$979,516,399		$0	(a)	$1,178,392,545

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Portfolio	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,229	$261,139	$266,511	$17,857	$29